                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [X]: Amendment Number: 2

   This Amendment (Check only one):   [_] is a restatement
                                      [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Toronto-Dominion Bank
Address: Toronto Dominion Bank Tower
         Toronto-Dominion Centre
         P.O. Box 1
         Toronto, Ontario M5K 1A2, Canada

Form 13F File Number: 28-11527

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Norie Campbell
Title:   Executive Vice President
Phone:

Signature, Place, and Date of Signing:

/S/ Norie Campbell    Toronto, Ontario    December 17, 2012
--------------------  ------------------  ------------------
   [Signature]         [City, State]           [Date]

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number       Name
    28-05929                   TD Asset Management USA Inc.
    28-05987                   TD Asset Management Inc.
    28-11451                   TD Securities (USA) LLC

                             FORM 13F SUMMARY PAGE


Report summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         13

Form 13F Information Table Value Total (x$1000):$108,771

LIST OF OTHER INCLUDED MANAGERS:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name

    1      28-11512                     TD Securities Inc.

Form 13F-HR

             Name of reporting Manager The Toronto - Dominion Bank


                                                                            Item6:                            Item 8:
                                                                     Investment Discretion           Voting Authority (Shares)
                         Item 2:           Item 4:  Item 5:                  (b)           Item 7:
                          Title   Item 3:   Fair   Shares or               Shared-   (c)   Managers
Item 1:                    of      CUSIP   Market  Principal         (a)     As    Shared-   See
Name of Issuer            Class   Number    Value   Amount           Sole  Defined  other  Instr. V (a) Sole (b) Shared (c) None
--------------           ------- --------- ------- --------- ------- ----  ------- ------- -------- -------- ---------- --------
COEUR DALENE MINES CORP    COM   192108504    280     11,800 SH CALL       SH_DEF             1                 11,800
COEUR DALENE MINES CORP    COM   192108504      5        200 SH PUT        SH_DEF             1                    200
PRECISION DRILLING CORP    COM   74022D308    432     43,000 SH CALL       SH_DEF             1                 43,000
PRECISION DRILLING CORP    COM   74022D308    154     15,286 SH            SH_DEF             1                 15,286
PRECISION DRILLING CORP    COM   74022D308    181     18,000 SH PUT        SH_DEF             1                 18,000
ROYAL GOLD INC             COM   780287108     64      1,000 SH CALL       SH_DEF             1                  1,000
SUNCOR ENERGY INC          COM   867224107  6,726    205,700 SH CALL SOLE                           205,700
SUNCOR ENERGY INC          COM   867224107 48,210  1,475,600 SH CALL       SH_DEF             1              1,475,600
SUNCOR ENERGY INC          COM   867224107 32,071    981,616 SH            SH_DEF             1                981,616
SUNCOR ENERGY INC          COM   867224107 13,480    412,600 SH PUT        SH_DEF             1                412,600
TEEKAY LNG PARTNERS LP     COM   Y8564M105    282      7,200 SH CALL SOLE                             7,200
VERMILION ENERGY INC       COM   923725105  5,272    114,300 SH CALL       SH_DEF             1                114,300
VERMILION ENERGY INC       COM   923725105  1,554     33,700 SH PUT        SH_DEF             1                 33,700